UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS




--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2010

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.5%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.3%
  INTERNET & CATALOG RETAIL -- 8.3%
--------------------------------------------------------------------------------
Amazon.com*                                       218,000              $ 27,339
                                                                       --------
--------------------------------------------------------------------------------
ENERGY -- 10.3%
  ENERGY EQUIPMENT & SERVICES -- 10.3%
--------------------------------------------------------------------------------
Baker Hughes                                      378,000                17,116
Transocean*                                       200,000                16,948
                                                                       --------
                                                                         34,064
                                                                       --------
--------------------------------------------------------------------------------
FINANCIALS -- 10.4%
  CAPITAL MARKETS -- 5.3%
--------------------------------------------------------------------------------
Charles Schwab                                    955,000                17,467
                                                                       --------
--------------------------------------------------------------------------------
INSURANCE -- 5.1%
--------------------------------------------------------------------------------
ACE                                               345,000                16,998
                                                                       --------

--------------------------------------------------------------------------------
HEALTH CARE -- 19.3%
  BIOTECHNOLOGY -- 4.3%
--------------------------------------------------------------------------------
Amgen*                                            245,000                14,328
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
--------------------------------------------------------------------------------
Stryker*                                          255,000                13,239
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.6%
--------------------------------------------------------------------------------
Express Scripts*                                   70,000                 5,870
UnitedHealth Group                                485,000                16,005
                                                                       --------
                                                                         21,875
                                                                       --------
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.4%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries ADR                258,600                14,668
                                                                       --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 50.1%
  COMMUNICATIONS EQUIPMENT -- 14.0%
--------------------------------------------------------------------------------
Cisco Systems*                                    845,000                18,987
Juniper Networks*                                 605,000                15,022
Qualcomm                                          320,000                12,541
                                                                       --------
                                                                         46,550
                                                                       --------
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.8%
--------------------------------------------------------------------------------
International Business Machines                   130,000                15,911
                                                                       --------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 14.1%
--------------------------------------------------------------------------------
eBay*                                             695,000                15,999
Google, Cl A*                                      37,500                19,853
Yahoo!*                                           725,000                10,882
                                                                       --------
                                                                         46,734
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 5.4%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*             411,000                17,944
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 7.1%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                   440,000                11,757
KLA-Tencor                                        405,000                11,421
                                                                       --------
                                                                         23,178
                                                                       --------
--------------------------------------------------------------------------------
SOFTWARE -- 4.7%
--------------------------------------------------------------------------------
Salesforce.com*                                   243,000                15,443
                                                                       --------



--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                       SHARES             VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.1%
  WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
Sprint Nextel                                   1,121,000              $  3,677
                                                                       --------
TOTAL COMMON STOCK
  (Cost $256,763)(000)                                                  329,415
                                                                       --------
TOTAL INVESTMENTS -- 99.5%
 (Cost $256,763)(000) +                                                $329,415
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $331,074,036.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $256,763 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $95,126
($ THOUSANDS) AND $(22,474) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.5%
  HOTELS, RESTAURANTS & LEISURE -- 2.1%
--------------------------------------------------------------------------------
International Game Technology                       6,700              $    123
                                                                       --------
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 3.4%
--------------------------------------------------------------------------------
Amazon.com*                                         1,600                   201
                                                                       --------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.7%
  FOOD PRODUCTS -- 3.7%
--------------------------------------------------------------------------------
Archer Daniels Midland                              7,200                   216
                                                                       --------
--------------------------------------------------------------------------------
ENERGY -- 9.6%
  ENERGY EQUIPMENT & SERVICES -- 9.6%
--------------------------------------------------------------------------------
National Oilwell Varco*                             2,900                   119
Schlumberger                                        2,500                   159
Transocean*                                         2,000                   169
Weatherford International*                          7,600                   119
                                                                       --------
                                                                            566
                                                                       --------
--------------------------------------------------------------------------------
FINANCIALS -- 9.2%
  CAPITAL MARKETS -- 3.6%
--------------------------------------------------------------------------------
Goldman Sachs Group                                   700                   104
Legg Mason                                          4,000                   103
                                                                       --------
                                                                            207
                                                                       --------
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.1%
--------------------------------------------------------------------------------
American Express                                    3,300                   124
                                                                       --------
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
--------------------------------------------------------------------------------
CME Group                                             700                   201
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.0%
  BIOTECHNOLOGY -- 4.3%
--------------------------------------------------------------------------------
Genzyme*                                            2,000                   109
Gilead Sciences*                                    2,900                   140
                                                                       --------
                                                                            249
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
--------------------------------------------------------------------------------
Baxter International                                1,400                    81
Intuitive Surgical*                                   200                    65
                                                                       --------
                                                                            146
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY -- 2.2%
--------------------------------------------------------------------------------
Cerner*                                             1,700                   129
                                                                       --------
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.0%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries ADR                  4,100                   232
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.7%
  AEROSPACE & DEFENSE -- 2.7%
--------------------------------------------------------------------------------
ITT                                                 3,300                   159
                                                                       --------
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 3.0%
--------------------------------------------------------------------------------
Expeditors International Washington                 5,100                   174
                                                                       --------
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 2.0%
--------------------------------------------------------------------------------
Jacobs Engineering Group*                           3,000                   113
                                                                       --------


--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 43.6%
  COMMUNICATIONS EQUIPMENT -- 8.3%
--------------------------------------------------------------------------------
Cisco Systems*                                      8,200                $  184
Qualcomm                                            4,100                   161
Research In Motion*                                 2,100                   132
                                                                       --------
                                                                            477
                                                                       --------
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.6%
--------------------------------------------------------------------------------
Apple*                                              1,100                   211
                                                                       --------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
--------------------------------------------------------------------------------
Corning                                             8,600                   155
                                                                       --------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 7.8%
--------------------------------------------------------------------------------
eBay*                                               7,200                   166
Google, Cl A*                                         300                   159
Yahoo!*                                             8,900                   133
                                                                       --------
                                                                            458
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 11.6%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*               7,800                   341
Mastercard, Cl A                                      700                   175
Visa, Cl A                                          2,000                   164
                                                                       --------
                                                                            680
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                     6,700                   179
                                                                       --------
--------------------------------------------------------------------------------
SOFTWARE -- 6.5%
--------------------------------------------------------------------------------
Oracle                                              6,600                   152
Salesforce.com*                                     3,600                   229
                                                                       --------
                                                                            381
                                                                       --------
--------------------------------------------------------------------------------
MATERIALS -- 3.8%
  CHEMICALS -- 3.0%
--------------------------------------------------------------------------------
Sociedad Quimica y Minera de ADR                    4,800                   175
                                                                       --------
--------------------------------------------------------------------------------
METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
Nucor                                               1,100                    45
                                                                       --------
TOTAL COMMON STOCK
  (Cost $4,640)(000)                                                      5,601
                                                                       --------
TOTAL INVESTMENTS -- 96.1%
  (Cost $4,640)(000) +                                                 $  5,601
                                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $5,826,458.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,648 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,298
($ THOUSANDS) AND $(345) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 22.5%
  HOTELS, RESTAURANTS & LEISURE -- 2.7%
--------------------------------------------------------------------------------
Interval Leisure Group*                           265,021              $  3,371
                                                                       --------
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.7%
--------------------------------------------------------------------------------
Garmin                                            145,400                 4,698
                                                                       --------
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 7.6%
--------------------------------------------------------------------------------
Amazon.com*                                        34,000                 4,264
Blue Nile*                                         41,718                 2,151
HSN                                               171,082                 3,274
                                                                       --------
                                                                          9,689
                                                                       --------
--------------------------------------------------------------------------------
MEDIA -- 7.9%
--------------------------------------------------------------------------------
DISH Network, Cl A*                               231,000                 4,218
Gannett                                           112,000                 1,809
Live Nation Entertainment*                        356,749                 4,092
                                                                       --------
                                                                         10,119
                                                                       --------
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.6%
--------------------------------------------------------------------------------
AnnTaylor Stores*                                  66,300                   833
                                                                       --------
--------------------------------------------------------------------------------
ENERGY -- 9.3%
  ENERGY EQUIPMENT & SERVICES -- 7.5%
--------------------------------------------------------------------------------
ENSCO International ADR                            58,000                 2,264
Hercules Offshore*                                140,000                   546
Nabors Industries*                                159,000                 3,546
Noble                                              78,832                 3,179
                                                                       --------
                                                                          9,535
                                                                       --------
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.8%
--------------------------------------------------------------------------------
Williams                                          108,500                 2,261
                                                                       --------
--------------------------------------------------------------------------------
FINANCIALS -- 6.3%
  CAPITAL MARKETS -- 4.4%
--------------------------------------------------------------------------------
Charles Schwab                                    246,000                 4,499
Morgan Stanley                                     42,000                 1,125
                                                                       --------
                                                                          5,624
                                                                       --------
--------------------------------------------------------------------------------
INSURANCE -- 1.9%
--------------------------------------------------------------------------------
Travelers                                          46,900                 2,376
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE -- 2.6%
  BIOTECHNOLOGY -- 2.6%
--------------------------------------------------------------------------------
Biogen Idec*                                       62,000                 3,332
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.1%
  AEROSPACE & DEFENSE -- 2.6%
--------------------------------------------------------------------------------
Lockheed Martin                                    45,000                 3,353
                                                                       --------
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING  -- 9.5%
--------------------------------------------------------------------------------
Jacobs Engineering Group*                          99,101                 3,745
KBR                                               182,700                 3,422
Shaw Group*                                       152,000                 4,908
                                                                       --------
                                                                         12,075
                                                                       --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 42.4%
  COMMUNICATIONS EQUIPMENT -- 2.2%
--------------------------------------------------------------------------------
Cisco Systems*                                    122,000                 2,741
                                                                       --------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
--------------------------------------------------------------------------------
Jabil Circuit                                     201,000                 2,910
                                                                       --------




                                                SHARES/FACE             MARKET
DESCRIPTION                                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 9.4%
eBay*                                             204,000               $ 4,696
Google, Cl A*                                       7,730                 4,092
IAC/InterActive*                                   72,556                 1,457
Yahoo!*                                           116,000                 1,741
                                                                       --------
                                                                         11,986
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 10.8%
--------------------------------------------------------------------------------
Amdocs*                                           196,972                 5,631
Paychex                                           112,949                 3,274
Western Union                                     264,000                 4,895
                                                                       --------
                                                                         13,800
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 10.3%
--------------------------------------------------------------------------------
ASM International*                                 39,495                   906
Broadcom, Cl A*                                   104,500                 2,792
KLA-Tencor                                         66,700                 1,881
Novellus Systems*                                 125,000                 2,613
PMC-Sierra*                                        65,000                   517
Xilinx                                            183,000                 4,315
                                                                       --------
                                                                         13,024
                                                                       --------
--------------------------------------------------------------------------------
SOFTWARE -- 7.4%
--------------------------------------------------------------------------------
BMC Software*                                      90,000                 3,478
Fair Isaac                                        225,022                 4,935
Microsoft                                          36,000                 1,014
                                                                       --------
                                                                          9,427
                                                                       --------
--------------------------------------------------------------------------------
UTILITIES -- 2.1%
  ELECTRIC UTILITIES -- 2.1%
--------------------------------------------------------------------------------
Edison International                               82,000                 2,732
                                                                       --------
TOTAL COMMON STOCK
       (Cost $103,258)(000)                                             123,886
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
--------------------------------------------------------------------------------
Morgan Stanley (A)
  0.040%, dated 01/29/10, to be
  repurchased on 02/01/10, repurchase price
  $3,225,541 (collateralized by a U.S.
  Treasury Bond, par value $3,292,146,
  1.375%, 01/15/13; total market value:
  $3,290,041)                                  $    3,226                 3,226
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $3,226)(000)                                                      3,226
                                                                       --------
 TOTAL INVESTMENTS -- 99.8%
     (Cost $106,484)(000) +                                            $127,112
                                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $127,380,224.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $106,484 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,678
($ THOUSANDS) AND $(7,050) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157), WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.5%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 22.5%
  DIVERSIFIED CONSUMER SERVICES -- 5.8%
--------------------------------------------------------------------------------
Brink's Home Security Holdings*                     7,800              $    320
Coinstar*                                           7,600                   196
                                                                       --------
                                                                            516
                                                                       --------
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 7.9%
--------------------------------------------------------------------------------
Chipotle Mexican Grill*                             1,900                   183
Ctrip.com International ADR*                        9,600                   300
WMS Industries*                                     6,200                   230
                                                                       --------
                                                                            713
                                                                       --------
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 1.7%
--------------------------------------------------------------------------------
Blue Nile*                                          3,000                   155
                                                                       --------
--------------------------------------------------------------------------------
MEDIA -- 2.6%
--------------------------------------------------------------------------------
Morningstar*                                        4,900                   232
                                                                       --------
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.4%
--------------------------------------------------------------------------------
Gymboree*                                           5,500                   215
                                                                       --------
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
--------------------------------------------------------------------------------
Carter's*                                           7,400                   191
                                                                       --------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.6%
  FOOD & STAPLES RETAILING -- 2.6%
--------------------------------------------------------------------------------
Whole Foods Market*                                 8,400                   229
                                                                       --------
--------------------------------------------------------------------------------
ENERGY -- 12.4%
  ENERGY EQUIPMENT & SERVICES -- 12.4%
--------------------------------------------------------------------------------
CARBO Ceramics                                      4,200                   277
Dril-Quip*                                          4,800                   252
Oceaneering International*                          5,600                   306
Willbros Group*                                    18,200                   278
                                                                       --------
                                                                          1,113
                                                                       --------
--------------------------------------------------------------------------------
FINANCIALS -- 1.8%
  CAPITAL MARKETS -- 1.8%
--------------------------------------------------------------------------------
Janus Capital Group                                13,200                   161
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE -- 1.7%
  LIFE SCIENCES TOOLS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
Illumina*                                           4,200                   154
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIALS -- 15.7%
  AEROSPACE & DEFENSE -- 6.5%
--------------------------------------------------------------------------------
Aerovironment*                                      7,700                   262
American Science & Engineering                      3,800                   295
Orbital Sciences*                                   2,000                    32
                                                                       --------
                                                                            589
                                                                       --------
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
--------------------------------------------------------------------------------
EnergySolutions                                    22,600                   189
EnerNOC*                                            7,500                   234
                                                                       --------
                                                                            423
                                                                       --------
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 3.2%
--------------------------------------------------------------------------------
EMCOR Group*                                       11,900                   286
                                                                       --------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
Evergreen Solar*                                   33,700                    49
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
Raven Industries                                    2,500                    71
                                                                       --------



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 36.0%
  COMMUNICATIONS EQUIPMENT -- 4.0%
--------------------------------------------------------------------------------
F5 Networks*                                        6,700              $    331
Viasat*                                             1,100                    30
                                                                       --------
                                                                            361
                                                                       --------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.0%
--------------------------------------------------------------------------------
Dolby Laboratories, Cl A*                           2,400                   121
Itron*                                              3,900                   240
                                                                       --------
                                                                            361
                                                                       --------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 10.8%
--------------------------------------------------------------------------------
MercadoLibre*                                       7,800                   297
Netease.com ADR*                                    7,400                   243
Sohu.com*                                           4,100                   206
VistaPrint*                                         4,000                   224
                                                                       --------
                                                                            970
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 2.7%
--------------------------------------------------------------------------------
Patni Computer Systems ADR*                         6,900                   132
Yucheng Technologies*                              30,000                   107
                                                                       --------
                                                                            239
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 4.8%
--------------------------------------------------------------------------------
Formfactor*                                        10,900                   169
Varian Semiconductor Equipment*                     8,850                   260
                                                                       --------
                                                                            429
                                                                       --------
--------------------------------------------------------------------------------
SOFTWARE -- 9.7%
--------------------------------------------------------------------------------
AsiaInfo Holdings*                                 17,500                   418
Factset Research Systems                            4,400                   277
Longtop Financial Technologies                      5,000                   173
                                                                       --------
                                                                            868
                                                                       --------
--------------------------------------------------------------------------------
MATERIALS -- 1.8%
  CONTAINERS & PACKAGING -- 1.8%
--------------------------------------------------------------------------------
Grief, Cl A                                         3,400                   164
                                                                       --------
TOTAL COMMON STOCK
  (Cost $7,437)(000)                                                      8,489
                                                                       --------
TOTAL INVESTMENTS -- 94.5%
  (Cost $7,437)(000) +                                                 $  8,489
                                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $8,979,591.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $7,553 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,652
($ THOUSANDS) AND $(716) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.9%
  HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
Interval Leisure Group*                            23,200              $    295
                                                                       --------
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 6.5%
--------------------------------------------------------------------------------
Amazon.com*                                        30,400                 3,813
Blue Nile*                                         23,506                 1,212
                                                                       --------
                                                                          5,025
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.6%
  AEROSPACE & DEFENSE -- 3.6%
--------------------------------------------------------------------------------
Northrop Grumman                                   49,000                 2,773
                                                                       --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 84.7%
  COMMUNICATIONS EQUIPMENT -- 4.9%
--------------------------------------------------------------------------------
Cisco Systems*                                    101,000                 2,270
Juniper Networks*                                  61,000                 1,515
                                                                       --------
                                                                          3,785
                                                                       --------
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 19.6%
--------------------------------------------------------------------------------
Apple*                                             12,000                 2,305
EMC*                                              131,000                 2,184
International Business Machines                    24,900                 3,048
Lexmark International, Cl A*                      103,000                 2,656
NetApp*                                            26,000                   757
Seagate Technology                                 76,000                 1,271
Western Digital*                                   76,500                 2,906
                                                                       --------
                                                                         15,127
                                                                       --------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 17.4%
--------------------------------------------------------------------------------
Akamai Technologies*                              112,000                 2,766
eBay*                                             165,000                 3,798
Google, Cl A*                                       7,200                 3,812
IAC/InterActive*                                   89,000                 1,787
Yahoo!*                                            88,100                 1,322
                                                                       --------
                                                                         13,485
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 9.0%
--------------------------------------------------------------------------------
Accenture, Cl A                                    97,200                 3,984
Computer Sciences*                                 57,000                 2,924
                                                                       --------
                                                                          6,908
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 23.3%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                    57,700                 1,542
Integrated Device Technology*                     219,000                 1,242
Kla-Tencor                                         65,000                 1,833
Marvell Technology Group*                          40,500                   706
National Semiconductor                            204,000                 2,705
Novellus Systems*                                 120,000                 2,508
Sigma Designs*                                    146,000                 1,622
Texas Instruments                                 133,000                 2,993
Xilinx                                            117,000                 2,759
                                                                       --------
                                                                         17,910
                                                                       --------
--------------------------------------------------------------------------------
SOFTWARE -- 10.5%
--------------------------------------------------------------------------------
CA                                                 97,000                 2,138
Check Point Software Technologies*                 74,000                 2,367
Symantec*                                          75,000                 1,271
Synopsys*                                         110,000                 2,340
                                                                       --------
                                                                          8,116
                                                                       --------



--------------------------------------------------------------------------------
                                                   SHARES/FACE        MARKET
DESCRIPTION                                        AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.8%
  WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
--------------------------------------------------------------------------------
Sprint Nextel                                     423,000              $  1,387
                                                                       --------
TOTAL COMMON STOCK
  (Cost $65,195)(000)                                                    74,811
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
--------------------------------------------------------------------------------
Morgan Stanley (A)
  0.040%, dated 01/29/10, to be
  repurchased on 02/01/10, repurchase price
  $2,396,247 (collateralized by a U.S.
  Treasury Bond, par value $2,445,727,
  1.375%, 01/15/13; total market value:
  $2,444,164)                                  $    2,396                 2,396
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $2,396)(000)                                                      2,396
                                                                       --------
TOTAL INVESTMENTS -- 100.1%
  (Cost $67,591)(000) +                                                $ 77,207
                                                                       ========


PERCENTAGES ARE BASED ON NET ASSETS OF $77,115,156.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,602 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,766
($ THOUSANDS) AND $(7,161) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157), WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                        SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.8%
  HOTELS, RESTAURANTS & LEISURE -- 6.8%
--------------------------------------------------------------------------------
Ctrip.com International ADR*                       57,200              $  1,790
WMS Industries*                                    21,600                   801
                                                                       --------
                                                                          2,591
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.5%
  HEALTH CARE TECHNOLOGY -- 2.4%
--------------------------------------------------------------------------------
Cerner*                                            11,800                   893
                                                                       --------
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 4.1%
--------------------------------------------------------------------------------
Illumina*                                          42,500                 1,559
                                                                       --------
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.9%
  AEROSPACE & DEFENSE -- 5.9%
--------------------------------------------------------------------------------
American Science & Engineering                     12,500                   971
Orbital Sciences*                                  79,500                 1,257
                                                                       --------
                                                                          2,228
                                                                       --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 75.4%
  COMMUNICATIONS EQUIPMENT -- 9.9%
--------------------------------------------------------------------------------
F5 Networks*                                       27,700                 1,369
Qualcomm                                           43,600                 1,709
Research In Motion*                                11,100                   699
                                                                       --------
                                                                          3,777
                                                                       --------
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 5.1%
--------------------------------------------------------------------------------
Apple*                                             10,100                 1,940
                                                                       --------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.9%
--------------------------------------------------------------------------------
Corning                                            51,400                   929
Dolby Laboratories, Cl A*                          22,300                 1,122
Itron*                                             15,800                   972
                                                                       --------
                                                                          3,023
                                                                       --------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 9.4%
--------------------------------------------------------------------------------
MercadoLibre*                                      39,600                 1,506
Netease.com ADR*                                   29,100                   955
Sohu.com*                                          22,300                 1,123
                                                                       --------
                                                                          3,584
                                                                       --------
--------------------------------------------------------------------------------
IT SERVICES -- 10.3%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A               55,300                 2,414
Wipro ADR*                                         60,600                 1,193
Yucheng Technologies*                              96,400                   342
                                                                       --------
                                                                          3,949
                                                                       --------
--------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 10.1%
--------------------------------------------------------------------------------
Formfactor*                                        57,300                   886
Nvidia*                                           106,100                 1,633
Varian Semiconductor Equipment*                    46,050                 1,351
                                                                       --------
                                                                          3,870
                                                                       --------



--------------------------------------------------------------------------------
                                                SHARES/FACE            MARKET
DESCRIPTION                                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SOFTWARE -- 22.7%
--------------------------------------------------------------------------------
Activision Blizzard*                               81,100              $    824
ANSYS*                                             44,600                 1,867
AsiaInfo Holdings*                                 60,700                 1,451
Citrix Systems*                                    27,900                 1,159
Longtop Financial Technologies ADR*                34,000                 1,179
Red Hat*                                           30,000                   817
Salesforce.com*                                    21,750                 1,382
                                                                       --------
                                                                          8,679
                                                                       --------
TOTAL COMMON STOCK
  (Cost $29,007)(000)                                                    36,093
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.6%
--------------------------------------------------------------------------------
Morgan Stanley (A)
  0.040%, dated 01/29/10, to
  be repurchased on 02/01/10,
  repurchase price $2,157,380
  (collateralized by a U.S. Treasury
  Bond, par value $2,201,928, 1.375%,
  01/15/13; total market value:
  $2,200,521)                                  $    2,157                 2,157
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $2,157)(000)                                                      2,157
                                                                       --------
TOTAL INVESTMENTS -- 100.2%
  (Cost $31,164)(000) +                                                $ 38,250
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $38,161,885.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $31,168 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,232
($ THOUSANDS) AND $(2,150) ($ THOUSANDS), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157), WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2010


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------
                                                                       MARKET
Description                                        Shares            Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%++

--------------------------------------------------------------------------------
HEALTH CARE -- 96.2%
  BIOTECHNOLOGY -- 10.0%
--------------------------------------------------------------------------------
Amgen*                                             16,000              $    936
Biogen Idec*                                       13,600                   731
Genzyme*                                            4,500                   244
                                                                       --------
                                                                          1,911
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.3%
--------------------------------------------------------------------------------
Boston Scientific*                                 33,000                   285
CareFusion*                                        21,200                   546
Medtronic                                          13,500                   579
                                                                       --------
                                                                          1,410
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 26.1%
--------------------------------------------------------------------------------
AmerisourceBergen                                  42,800                 1,167
Cardinal  Health                                   18,500                   612
Centene*                                           19,200                   370
McKesson                                            9,500                   559
Molina Healthcare*                                 17,750                   395
PharMerica*                                        40,442                   658
UnitedHealth Group                                 17,800                   587
WellPoint*                                         10,300                   656
                                                                       --------
                                                                          5,004
                                                                       --------
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY -- 6.7%
--------------------------------------------------------------------------------
IMS Health                                         59,800                 1,294
                                                                       --------
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 5.7%
--------------------------------------------------------------------------------
Affymetrix*                                        16,000                    84
Techne                                              4,500                   295
Waters*                                            13,000                   741
                                                                       --------
                                                                          1,120
                                                                       --------
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 40.4%
--------------------------------------------------------------------------------
AstraZeneca ADR                                    14,900                   693
Corcept Therapeutics*                              56,744                   145
Eli Lilly                                          16,000                   563
GlaxoSmithKline ADR                                17,100                   667
Johnson & Johnson                                  11,500                   723
King Pharmaceuticals*                              42,000                   504
Medicis Pharmaceutical, Cl A                       10,400                   240
Novartis ADR                                       11,600                   621
Par Pharmaceutical*                                21,000                   553
Pfizer                                             35,000                   653
Sanofi-Aventis ADR                                 19,000                   699
Teva Pharmaceutical Industries ADR                 13,500                   766
Watson Pharmaceuticals*                            24,100                   925
                                                                       --------
                                                                          7,752
                                                                       --------
TOTAL COMMON STOCK
(Cost $15,036)(000)                                                      18,491
                                                                       --------
TOTAL INVESTMENTS -- 96.2%
  (Cost $15,036)(000) +                                                $ 18,491
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,228,547.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS




+AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,036 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,487
($ THOUSANDS) AND $(1,032) ($ THOUSANDS), RESPECTIVELY.

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Oak Associates Funds


By (Signature and Title)                    /s/ Leslie Manna
                                            ------------------------------------
                                            Leslie Manna, President

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                    /s/ Leslie Manna
                                            ------------------------------------
                                            Leslie Manna, President

Date: March 30, 2010


By (Signature and Title)                    /s/ Eric Kleinschmidt
                                            ------------------------------------
                                            Eric Kleinschmidt, Treasurer and CFO

Date: March 30, 2010